Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations

The actual capital amounts and ratios of the Corporation and Bank as of December 31, 2015 and 2014 are presented in the following table:

					Minimum to be
					well capitalized
			Minimum		under prompt
			capital		corrective
	Actual		requirement		action provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of December 31, 2015
Common Equity Tier 1 Capital
(CET1) (to Risk Weighted
Assets) *
Consolidated	$72,202	16.3%	$19,951	≥ 4.5%	N/A	N/A
Bank	$70,428	15.9%	$19,905	≥ 4.5%	$28,751	6.5%
Total Capital (to Risk Weighted
Assets)
Consolidated	$75,517	17.0%	$35,469	≥ 8.0%	N/A	N/A
Bank	$74,307	16.8%	$35,386	≥ 8.0%	$44,233	10.0%
Tier 1 Capital (to Risk weighted
Assets)
Consolidated	$72,202	16.3%	$26,602	≥ 6.0%	N/A	N/A
Bank	$70,428	15.9%	$26,540	≥ 6.0%	35,386	8.0%
Tier 1 Capital (to Average
Assets)
Consolidated	$72,202	11.7%	$24,704	≥ 4.0%	N/A	N/A
Bank	$70,428	11.8%	$23,978	≥ 4.0%	$29,972	5.0%

As of December 31, 2014
Total Capital (to Risk Weighted
Assets )
Consolidated	$71,742	15.8%	$36,307	≥ 8.0%	N/A	N/A
Bank	$70,319	15.5%	$36,191	≥ 8.0%	$45,239	10.0%
Tier 1 Capital (to Risk Weighted
Assets )
Consolidated	$67,863	15.0%	$18,154	≥ 4.0%	N/A	N/A
Bank	$66,440	14.7%	$18,096	≥ 4.0%	27,143	6.0%
Tier 1 Capital (to Average
Assets)
Consolidated	$67,863	11.0%	$24,624	≥ 4.0%	N/A	N/A
Bank	$66,440	10.7%	$24,735	≥ 4.0%	$30,919	5.0%

* CET1 is effective as of January 1, 2015